CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 62,108	$ 67,700
Restricted cash	251	251
Trade receivables, net	7,032	4,111
Inventory, net	7,310	6,523
Other current financial assets	1,060	1,432
Other current assets	3,663	3,807
Total current assets	81,424	83,824
NON-CURRENT ASSETS:
System components	2,073	1,584
Leased systems, net	5,153	4,860
Other property and equipment, net	868	788
Right-of-use assets	5,294	5,548
Other long-term assets	2,163	1,931
Other non-current financial assets	25,000	14,656
Total non-current assets	40,551	29,367
Total assets	121,975	113,191
CURRENT LIABILITIES:
Trade payables	2,503	2,428
Deferred revenues	10,232	10,551
Liability in respect of government grants	1,854	1,679
Current maturities of lease liabilities	1,239	1,075
Other accounts payable	6,845	6,762
Total current liabilities	22,673	22,495
NON-CURRENT LIABILITIES:
Deferred revenues	9,826	6,762
Liability in respect of government grants	4,393	5,029
Lease liabilities	5,894	5,742
Total non-current liabilities	20,113	17,533
EQUITY:
Ordinary share value	440	430
Share premium	164,187	162,221
Reserve for share-based payment	2,556	3,506
Currency translation adjustments	(2,188)	(2,188)
Accumulated deficit	(85,806)	(90,806)
Total equity	79,189	73,163
Total equity and liabilities	$ 121,975	$ 113,191